BUSINESS SEGMENTS Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Depreciation, depletion and amortization from continuing operations	$ 24,906	$ 22,121	$ 23,839	$ 27,912	$ 25,942	$ 21,360	$ 20,574	$ 19,757	$ 98,778	$ 87,633	$ 66,118
Oil and Gas Properties [Member]
Component of Operating Other Cost and Expense [Line Items]
Depreciation, depletion and amortization from continuing operations									$ 139,400	$ 122,200	$ 105,900